VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA C
File	No. 811-09503, CIK 0001034621
Rule	30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA C, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual reports for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds, (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Janus Aspen Series, MFS® Variable Insurance Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Trust, BlackRock Variable Series Funds, Inc., The Huntington Funds, MTB Group of Funds and GE Investment Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 9/2/2011, Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 8/25/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its semi annual report with the Commission via EDGAR (CIK: 0000896435);

On 8/31/2011, American Fund Insurance Series filed its semi annual report with the commission via EDGAR (CIK: 0000814680).

•	On 8/18/2011, AllianceBernstein Variable Products Series Fund, Inc. filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 8/29/2011, Janus Aspen Series filed its semi annual report with the Commission via EDGAR (CIK: 0000906185);

•	On 8/31/2011 , MFS® Variable Insurance Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 8/22/2011, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

Securities and Exchange Commission

•	On 8/31/2011,Franklin Templeton Variable Trust filed its semi annual report with the Commission via EDGAR (CIK: 0000837274).

•	On 9/6/2011 BlackRock Variable Series Funds, Inc. filed its semi annual report with the Commission via EDGAR (CIK 0000355916).

•	On 9/7/2011, The Huntington Funds filed its semi annual report with the Commission via EDGAR (CIK 0000810695).

•	On 8/5/2011, MTB Group of Funds filed its semi annual report with the Commission via EDGAR (CIK 0000830744).

•	On 9/2/2011, GE Investments Funds, Inc, filed its semi annual report with the Commission via EDGAR (CIK 0000746687).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith Vice President

Transamerica Life Insurance Company